Segmentation	12 Months Ended
Dec. 31, 2024
Segmentation [Abstract]
Segmentation	Segmentation
The Executive Board of the Group is the chief operating decision maker (“CODM”) which monitors the operating results of the business for the purpose of making decisions about resource allocation and performance assessment. The management information provided to the CODM includes financial information related to revenue, cost of sales and gross result disaggregated by charging revenue and combined service revenue streams and by region. These performance measures are measured consistently with the same measures as disclosed in the consolidated financial statements. Further financial information, including net income (loss), employee expenses and operating expenses are only provided on a consolidated basis.
The CODM assesses the financial information of the business on a consolidated level. As the operating results of the business for the purpose of making decisions about resource allocation and performance assessment are monitored on a consolidated level, the Group has one operating segment which is also its only reporting segment.
As the Group only has one reporting segment, all relevant financial information is disclosed in the consolidated financial statements.
Revenue from major customers
For the year ended December 31, 2024, there were two customers that had a revenue contribution of 10% or more of the Group's total revenue for the year (2023: one customer, 2022: one customer). The amount of revenue from the major customers can be broken down as follows:

(in €‘000)	2024		2023		2022
Customer A	43,199		—	*	—	*
Customer B	18,422		—	*	—	*
Customer C	—	*	—	*	—	*
Customer D	—	*	15,585		51,424
Total	61,621		15,585		51,424
*This customer's revenue contribution was less than 10% of the total revenue of the respective year.
Revenue from external customers
The Company is domiciled in the Netherlands. The amount of revenue from external customers, based on the locations of the customers, can be broken down by country as follows:

(in €‘000)	2024	2023	2022
The Netherlands	69,370	73,737	46,302
Belgium	25,932	21,364	10,692
Germany	69,191	22,553	15,045
France	18,881	23,289	55,815
Other	6,682	4,510	6,046
Total	190,056	145,453	133,900
Non-current assets by country
The amount of total non-current assets, based on the locations of the assets, can be broken down by country as follows:

(in €‘000)	December 31, 2024	December 31, 2023
The Netherlands	96,055	101,934
Belgium	19,737	14,609
Germany	82,081	85,179
France	60,280	41,136
Other	62,147	31,570
Total	320,300	274,428
Non-current assets for this purpose consist of total non-current assets as recorded in the consolidated statement of financial position, excluding non-current financial assets and deferred tax assets.